SCHEDULE OF FUTURE MATURITIES OF CONVERTIBLE NOTES PAYABLE (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
2021
2022	7,014,073
2023		155,000
2024
2025
2025
Thereafter
Total	$ 7,014,073	$ 155,000